                       Supplement Dated May 19, 1998, to
                     The Prospectus dated May 1, 1998, for
                        THE EXCHEQUER VARIABLE ANNUITY
                    A FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT
                                   issued by
                   Security Life of Denver Insurance Company
                                    and its
                       Security Life Separate Account A1


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


The "Portfolio Annual Expenses" table with its accompanying notes and the following related information on pages 10-12 are hereby deleted and replaced as follows:


                           PORTFOLIO ANNUAL EXPENSES
              (AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)/1/


                                                                                          Total
                                                    Investment                          Portfolio
             Portfolio                           Management Fees     Other Expenses      Expenses
             ---------                           ---------------     --------------     ---------
  AIM VARIABLE INSURANCE FUNDS, INC.

  AIM VI - Government Securities                      0.50%               0.37%             0.87%

  THE ALGER AMERICAN FUND

  Alger American Growth Portfolio                     0.75%               0.04%             0.79%

  Alger American Leveraged AllCap Portfolio           0.85%               0.15%             1.00%/3/

  Alger American MidCap Growth Portfolio              0.80%               0.04%             0.84%

  Alger American Small Capitalization Portfolio       0.85%               0.04%             0.89%

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND

  VIP Growth Portfolio                                0.60%               0.09%             0.69%/4/

  VIP Money Market Portfolio                          0.21%               0.10%             0.31%

  VIP Overseas Portfolio                              0.75%               0.17%             0.92%/4/

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

  VIP II Asset Manager Portfolio                      0.55%               0.10%             0.65%/4/

  VIP II Index 500 Portfolio                          0.24%               0.04%             0.28%/5/

  INVESCO VARIABLE INVESTMENT FUNDS, INC.

  INVESCO VIF - High Yield Portfolio                  0.60%               0.23%             0.83%/6, 9/

  INVESCO VIF - Industrial Income Portfolio           0.75%               0.16%             0.91%/6, 8/

  INVESCO VIF - Total Return Portfolio                0.75%               0.17%             0.92%/6, 7/

  INVESCO VIF - Utilities Portfolio                   0.60%               0.39%             0.99%/6, 10/

  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST/2/

  Growth Portfolio                                    0.83%               0.07%             0.90%

  Limited Maturity Bond Portfolio                     0.65%               0.12%             0.77%

  Partners Portfolio                                  0.80%               0.06%             0.86%

  VAN ECK WORLDWIDE INSURANCE TRUST

  Worldwide Emerging Markets Fund                     0.80%               0.00%             0.80%/12/

  Worldwide Hard Assets Fund                          1.00%               0.17%             1.17%/11/

/1/ The preceding Portfolio expense information was provided to us by the Portfolios, and we have not independently verified such information. These Portfolio expenses are not direct charges against Division assets or reduction from Contract values; rather these Portfolio expenses are taken into consideration in computing each underlying Portfolio's net asset value, which is the share price used to calculate the unit values of the Divisions. For a more complete description of the Portfolios' costs and expenses, see the prospectuses for the Portfolios.

/2/ Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under AInvestment Management and Administration Fees@ include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, the AOther Expenses@ includes all other expenses of the Portfolio and its corresponding series. See "Expenses" in the Trust's Prospectus. Expenses may reflect expense reimbursement. NBMI has voluntarily undertaken to limit the Portfolios' compensation of NBMI and excluding taxes, interest, extraordinary expense, brokerage commissions and transaction costs, that exceed 1% of the Portfolios' average daily net asset value. These expense reimbursement policies are subject to termination upon 60 days written notice to the Portfolios.

/3/ The Alger American Leverage AllCap Portfolio's "Other Expenses" includes 0.04% of interest expense.

/4/ A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for Growth Portfolio, 0.90% for Overseas Portfolio, and 0.64% for Asset Manager Portfolio.

/5/ FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40% respectively.

/6/ The Portfolios' custodian fees were reduced under an expense offset arrangement. In addition, certain expenses of the Portfolios' are being absorbed voluntarily by INVESCO Funds Group, Inc. ("IFG"). The above ratios reflect total expenses, less expenses absorbed by IFG, prior to any expense offset.

/7/ Various expenses of the Portfolio were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 1.10%, 1.30% and 2.51%, respectively, and the ratio of net investment income to average net assets would have been 2.89%, 3.08% and 2.41%, respectively.

/8/ Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 0.97%, 1.19%, and 2.31%, respectively, and the ratio of net investment income to average net assets would have been 2.12%, 2.63% and 2.22%, respectively.

/9/ Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 0.94%, 1.32% and 2.71%, respectively, and the ratio of net investment income to average net assets would have been 8.56%, 8.74% and 7.05%, respectively.

/10/ Various expenses of the Portfolios were voluntarily absorbed by IFG for the years ended December 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, the ratio of expenses to average net assets would have been 2.07%, 5.36% and 57.13%, respectively, and the ratio of net investment income to average net assets would have been 1.84%, (1.28%) and (52.86%) respectively.

/11/ Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.18%, and 1.18%, respectively.

/12/ Various expenses of the Portfolio were voluntarily absorbed by the Portfolio's investment manager. Absent such reimbursement, "Investment Management Fees," "Other Expenses" and "Total Portfolio Expenses" would have been 1.0%, 0.34%, and 1.34%, respectively.

The following examples depict the dollar amount of expenses that would be incurred under this Contract assuming a $1,000 initial Purchase Payment and 5% annual return on assets. The expense amounts presented are derived from a formula which allows the maximum $30 annual administrative charge to be expressed as a percentage of the average Contract account size for existing Contracts. Because the average Contract account size is greater than $1,000, the expense effect of the annual administrative charge is reduced accordingly. Taxes on Purchase Payments may also be applicable but are not reflected in the
expenses below.  See Taxes on Purchase Payments,  page  35.   The  Enhanced
Death Benefit Risk Charge and the annual administrative charge do not apply during the Annuity Period.

----------------------------------------------------------------------------------------------------------------------------
                                                        IF YOU SURRENDER YOUR CONTRACT AT   IF YOU DO NOT SURRENDER YOUR
                                                        THE END OF THE STATED PERIOD.       CONTRACT OR IF YOU ANNUITIZE AT
                                                                                            THE END OF THE STATED PERIOD.
----------------------------------------------------------------------------------------------------------------------------
  DIVISION INVESTING IN:                                 1         3        5       10        1        3        5       10
                                                        Year     Years    Years    Years    Year     Years    Years    Years
----------------------------------------------------------------------------------------------------------------------------
  AIM VI FUNDS, INC.
     AIM Variable Insurance Government Securities        95      126      160      276       25       76      130      276

  THE ALGER AMERICAN FUND
     Alger American Growth Portfolio                     94      124      156      269       24       74      126      269
     Alger American Leveraged AllCap Portfolio           96      130      166      289       26       80      136      289
     Alger American MidCap Growth Portfolio              95      125      159      274       25       75      129      274
     Alger American Small Capitalization Portfolio       95      127      161      278       25       77      131      278

  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
     VIP Growth Portfolio                                93      121      151      259       23       71      121      259
     VIP Money Market Portfolio                          89      110      133      222       19       60      103      222
     VIP Overseas Portfolio                              95      128      163      281       25       78      133      281

  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS II
     VIP II Asset Manager Portfolio                      93      120      149      255       23       70      119      255
     VIP II Index 500 Portfolio                          89      109      131      219       19       59      101      219

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
     INVESCO VIF - High Yield Portfolio                  94      125      158      273       24       75      128      273
     INVESCO VIF - Industrial Income Portfolio           95      127      162      280       25       77      132      280
     INVESCO VIF - Total Return Portfolio                95      128      163      281       25       78      133      281
     INVESCO VIF - Utilities Portfolio                   96      130      166      288       26       80      136      288

  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
     Growth Portfolio                                    95      127      162      279       25       77      132      279
     Limited Maturity Bond Portfolio                     94      123      155      267       24       73      125      267
     Partners Portfolio                                  95      126      160      275       25       76      130      275

  VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Emerging Markets Fund                     94      124      157      270       24       74      127      270
     Worldwide Hard Assets Fund                          98      135      174      305       28       85      144      305
----------------------------------------------------------------------------------------------------------------------------

       THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
          THOSE SHOWN, SUBJECT TO THE GUARANTEES UNDER THE CONTRACT.

        THE ASSUMED 5% ANNUAL RATE OF RETURN IS HYPOTHETICAL AND SHOULD
          NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.